Shareholder Report, Holdings (Details) - C000005527	May 31, 2026
Top10HoldingTransDigmBNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Top10HoldingNavientBNY-63938CAN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingCCO HoldingsBNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Top10HoldingLifePoint HealthBNY-53219LAX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Top10HoldingJane Street GroupBNY-47077WAE8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Top10HoldingVistraBNY-92840MAB8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Top10HoldingTenet HealthcareBNY-88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Top10HoldingLevel 3 FinancingBNY-527298CN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Top10HoldingAcrisureBNY-00489LAL7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Top10HoldingAsurionBNY-045941AA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Other0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
0BNY-18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	91.40%
0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	3.50%
0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
0BNY-TC686MGV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
0BNY-TC3I9NQ04
Holdings [Line Items]
Percent of Net Asset Value	0.70%
0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
0BNY-071705107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
0BNY-76954AAB9
Holdings [Line Items]
Percent of Net Asset Value	0.20%